Shareholder Report, Holdings (Details)	Aug. 31, 2025
Thornburg Core Plus Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.30%
Thornburg Core Plus Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Thornburg Core Plus Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Thornburg Core Plus Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Thornburg Core Plus Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Thornburg Core Plus Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Thornburg Core Plus Bond ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thornburg Core Plus Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Thornburg Multi Sector Bond ETF | U.S. Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Thornburg Multi Sector Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Thornburg Multi Sector Bond ETF | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Thornburg Multi Sector Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Thornburg Multi Sector Bond ETF | Below Invest. Grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Thornburg Multi Sector Bond ETF | NR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Thornburg Multi Sector Bond ETF | Cash Equivalents & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Thornburg Multi Sector Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Thornburg International Equity ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Thornburg International Equity ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Thornburg International Equity ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Thornburg International Growth ETF | Small Cap (less than $2.5 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Thornburg International Growth ETF | Mid Cap ($2.5-12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Thornburg International Growth ETF | Large Cap (greater than $12 B) [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%